Convertible Notes Payable - First and Second May 2013 Convertible Notes - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	May 22, 2013	May 28, 2013	Dec. 31, 2013
Debt Instrument [Line Items]
Sale of convertible note	$ 3,529,000
Convertible note interest rate description	On May 22, 2013, the Company completed the sale of convertible notes under a convertible note purchase agreement in the amount of $3,529,000 in a private placement to 22 investors (First May 2013 Convertible Notes). The First May 2013 Convertible Notes accrued interest at a rate of 10% per annum and would have matured on May 22, 2016.	On May 28, 2013, the Company completed the sale of a convertible note under a separate convertible note purchase agreement in the amount of $3,000,000 in a private placement (Second May 2013 Convertible Note). The Second May 2013 Convertible Note accrued interest at a rate of 10% per annum and would have matured on May 30, 2016.
Proceeds from issuance of Convertible Notes		3,000,000
Notes converted at discount into common stock percentage			142.86%
Amount of additional Non-Qualified Financing			2,000,000
Percentage of proceeds from Non-Qualified Financing			50.00%
Common stock [Member]
Debt Instrument [Line Items]
Convertible into share of common stock per share		70.00%
First and second May 2013 convertible notes [Member]
Debt Instrument [Line Items]
Payment due under convertible notes		0
Discount on conversion price			30.00%
First may 2013 convertible notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of Convertible Notes	3,529,000
Estimated fair value of Convertible Notes as of issuance dates	4,907,000		5,147,000
Excess of estimated fair value of Convertible Notes	1,378,000
Increase of estimated fair value of Convertible Notes			166,000
Second may 2013 convertible note [Member]
Debt Instrument [Line Items]
Proceeds from issuance of Convertible Notes	3,000,000
Estimated fair value of Convertible Notes as of issuance dates	4,162,000		4,369,000
Excess of estimated fair value of Convertible Notes	1,162,000
Increase of estimated fair value of Convertible Notes			$ 149,000